Income Taxes - Schedule of Reconciliation of Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
(Loss) income before income tax	$ 476	$ 44,190	$ (49,975)
PRC tax rate	25.00%	25.00%	25.00%
Tax benefit (tax expense) at PRC tax rate on income (loss) before income tax	$ (119)	$ (11,048)	$ 12,494
Effect of difference between Hong Kong and PRC tax rates applied to Hong Kong income	32	9	(5)
Change in valuation allowance	(3,650)	(624)	(373)
Non-deductible and non-taxable items	3,162	(5,029)	(14,475)
Others	209	1,648	1,886
Total	$ (366)	$ (15,044)	$ (473)